The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interest rates. Estimated contingent liabilities for which the possibility of loss is possible are set out in the following table: (Details) - USD ($)
$ in Millions
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	$ 40,487	$ 38,776
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	26,091	24,511
Labor Related Contingent Liability [member]
IfrsStatementLineItems [Line Items]
Total	7,743	8,179
Civil Related Contingent Liability [member]
IfrsStatementLineItems [Line Items]
Total	5,491	4,621
Civil Related Environmental Contingent Liability [member]
IfrsStatementLineItems [Line Items]
Total	$ 1,162	$ 1,465